CONSOLIDATED BALANCE SHEETS - BRL (R$) R$ in Millions	Dec. 31, 2024	Dec. 31, 2023
Assets
Property, plant and equipment	R$ 30,170.2	R$ 26,630.2
Goodwill	44,342.7	38,003.6
Intangible assets	12,530.7	10,041.7
Investments in associates and joint ventures	395.4	289.1
Investment securities	184.5	242.2
Deferred tax assets	8,691.7	7,969.6
Employee benefits	70.5	57.3
Derivative financial instruments		1.7
Recoverable taxes	10,504.0	11,325.1
Other assets	1,462.6	1,520.7
Non-current assets	108,352.3	96,081.2
Investment securities	1,242.0	277.2
Inventories	11,689.8	9,619.0
Trade receivables	6,269.9	5,741.5
Derivative financial instruments	1,218.6	378.0
Recoverable taxes	3,582.3	3,435.7
Other assets	1,557.7	1,052.7
Cash and cash equivalents	28,595.7	16,059.0
Current assets	54,156.0	36,563.1
Total assets	162,508.3	132,644.3
Equity
Issued capital	58,226.0	58,177.9
Reserves	108,973.4	98,669.4
Carrying value adjustments	(68,557.3)	(77,878.0)
Equity attributable to Ambev’s shareholders	98,642.1	78,969.3
Non-controlling interest	938.4	1,174.5
Total equity	99,580.5	80,143.8
Interest-bearing loans and borrowing	2,176.3	2,203.0
Employee benefits	2,236.7	2,011.8
Derivative financial instruments	6.7	11.7
Deferred tax liabilities	5,007.7	3,318.4
Income tax and social contribution payable	1,372.4	1,487.1
Taxes and contributions payable	597.4	513.3
Trade payables	327.7	307.3
Provisions	670.9	559.6
Other liabilities, including put options granted on subsidiaries	1,142.8	1,083.2
Non-current liabilities	13,538.6	11,495.4
Interest-bearing loans and borrowing	1,276.4	1,298.1
Payroll and social security payables	2,780.4	2,128.7
Dividends and interest on capital payables	8,487.2	1,526.2
Derivative financial instruments	204.7	751.4
Income tax and social contribution payable	1,941.5	1,340.5
Taxes and contributions payable	5,648.4	6,236.6
Trade payables	25,223.5	23,195.1
Provisions	440.9	418.4
Other liabilities, including put options granted on subsidiaries	3,386.2	4,110.1
Current liabilities	49,389.2	41,005.1
Total liabilities	62,927.8	52,500.5
Total equity and liabilities	R$ 162,508.3	R$ 132,644.3